Exhibit 99.16

JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
300343045	Original Note Balance	800000.0	802500.0	Loan amount of $802,500 confirmed per Note (pg 523). Source of tape value is unknown.
300343045	Total Debt To Income Ratio	16.720000	29.269999	Approval DTI of 29.265% per 1008 (pg 97). Review DTI of 29.27%. No material variance. Missing credit report. Final DTI review is not complete. Source of tape value is unknown.
300343045	Appraised Value	1070000.0	1650000.0	Appraisal value of $1,650,000 (pg 133). Tape value is sale price per contract (pg 243). Variance between contract and value due to Non-Arms Length transaction.
300433419	Property Type	PUD - Detached	PUD - Attached	Entered Value captured from Appraisal (pg 65)
300433419	Total Debt To Income Ratio	29.25	32.79	Approval DTI: 32.788% per 1008 (pg 374) / Review DTI: 32.79% (Program Max 40%), variance is non-material.
300433419	Appraised Value	900000.0	925000.0	Entered Value is the Appraisal Value. Tape Value is the sales price.
300441515	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per appraisal (pg 71). Source of tape value is unknown.
300475891	Total Debt To Income Ratio	35.520000	38.640003	Approval DTI of 38.172% per 1008 (pg 429). Review DTI of 38.64%. Non material variance.
300499636	Appraised Value	640000.0	650000.0	Appraised value per the appraisal on pg 151. Tape:Purchase price is $640,000.
300477225	Property Type	Single Family - Detached	PUD - Detached	Property type per the appraisal.
300477225	Original Note Balance	750000.0	740000.0	Note balance per the note. Tape value is appraisal value.
300477225	Sales Price	950000.0	940000.0	Sales price is $940,000 per the purchase agreement pg 125. Tape value is appraisal value.
300477225	Total Debt To Income Ratio	41.27	37.12	Approval DTI of 37.12% per 1008. Review DTI of 37.12%. No variance. Source of tape value is unknown.
300477225	Representative Credit Score	778.0	786.0	Credit score per the credit report. Source of tape value is unknown.
300503490	Total Debt To Income Ratio	38.08	29.67	Approval DTI: 29.665% per 1008 / Review DTI: 29.67%, non-material variance due to rounding
300503490	Number of Units	1.0	1 Unit with Accessory Unit	Entered Value captured from the appraisal report
300537193	Total Debt To Income Ratio	34.64	40.90	Approval DTI: 40.904% per 1008 / Review DTI: 40.90%, non-material variance due to rounding.
300537193	Appraised Value	820000.0	830000.0	Tape Value is the purchase price. Entered value is the appraisal value.
300564794	Total Debt To Income Ratio	28.95	34.71	Approval DTI: 34.698% per 1008 (pg 470) / Review DTI: 34.71%, variance is non-material. Tape Value source is unknown.
300558321	Total Debt To Income Ratio	18.200000	12.780001	Approval DTI: 12.798% per 1008 / Review DTI: 12.78%, non-material variance.
300558321	Representative Credit Score	807.0	797.0	Tape Value source is unknown. Entered Value is B1s middle credit score, which is the lower of the two borrowers middle credit scores.
300500984	Original Combined Loan to Value	0.8000	0.9000	Entered Value calculated using ln amt $504,000 + Second Lien $63,000 / Sales Price $630,000.
300500984	Total Debt To Income Ratio	24.240000	41.420002	Approval DTI: 41.418% per 1008 / Review DTI: 41.42%, non-material variance due to rounding.
300500984	Appraised Value	630000.0	636000.0	Entered Value is the appraised value. Tape Value is the sales price.
300433415	Total Debt To Income Ratio	22.86	27.86	Approval DTI: 27.56% per 1008 (pg 531) / Review DTI: 27.63%, variance is non-material.
300421796	Original Note Balance	1072000.0	1075500.0	Loan amount verified per Note. Source of tape is unknown.
300421796	Total Debt To Income Ratio	14.78	20.18	Approval DTI: 20.18% per 1008. Review DTI: 20.18% (Program Max 43). No variance. Source of tape is unknown.
300421796	Appraised Value	1340000.0	1350000.0	Appraised value of $1,350,000 verified per appraisal report. Source of tape is unknown.
300471919	Property Type	Single Family - Detached	PUD - Detached	Detached PUD per appraisal report (pg 28). Source of tape is unknown.
300450836	Property Type	Single Family - Detached	PUD - Detached	PUD detached per appraisal. Tape value is incorrect.
300450836	Original Note Balance	636000.0	641000.0	Note balance confirmed per Note. Source of tape value is unknown.
300450836	Total Debt To Income Ratio	41.930000	38.170002	Approval DTI of 42.10% per 1008. Review DTI of 38.17%. Variance due to lender using a lower income which was not supported by tax returns or income worksheets in file. Source of tape value is unknown.
300434431	Original Loan to Value	0.5500	0.4125	LTV of 41.25% confirmed per file review and 1008.
300434431	Original Combined Loan to Value	0.5500	0.4125	CLTV of 41.25% confirmed per file review and 1008.
300434431	Appraised Value	1500000.0	2000000.0	Value of $2,000,000 per appraisal. Source of tape value is unknown.
300476353	Original Note Balance	480000.0	540000.0	Note amount confirmed per Note.
300476353	Original Loan to Value	0.8000	0.9000	90% LTV confirmed per file review. Original approval was 80% LTV.
300476353	Original Combined Loan to Value	0.8000	0.9000	90% CLTV confirmed per file review. Original approval was 80% CLTV.
300476353	Total Debt To Income Ratio	41.64	31.02	Approval DTI of 31.03% per 1008. Review DTI of 31.02%. Non material variance due to income calculation differences. Source of tape value per non-final 1008
300476352	Appraised Value	770000.0	771000.0	Value of $771,000 per appraisal. Tape value is purchase price.
300422961	Original Note Balance	623200.0	643000.0	Note amount of $643,000 confirmed per Note. Source of tape value is unknown.
300422961	Original Loan to Value	0.8000	0.7747	Review LTV of 77.47 confirmed per file review and 1008. Source of tape value is unknown.
300422961	Original Combined Loan to Value	0.8000	0.7747	Review CLTV of 77.47 confirmed per file review and 1008. Source of tape value is unknown.
300422961	Representative Credit Score	775.0	739.0	Representative Credit scores (middle of three) of 762 (B1) and 739 (B2) confirmed per credit report. Source of tape value is unknown.
300422961	Appraised Value	779000.0	830000.0	Value of $830,000 confirmed per appraisal. Source of tape value is unknown.
300558590	Appraised Value	780000.0	785000.0	Entered Value is the appraisal value. Tape Value is the purchase price.
300552558	Original Note Balance	470000.0	495000.0	Entered Value captured per Note pg 433
300552558	Original Loan to Value	0.6184	0.6513	Entered Value calc based on the lower sales price. Tape Value source is unknown.
300552558	Original Combined Loan to Value	0.6184	0.6513	Entered Value calc based on the lower sales price. Tape Value source is unknown.
300552558	Representative Credit Score	805.0	804.0	Entered Value is the borrowers middle credit score from most recent CBR pg 130.
300552558	Appraised Value	760000.0	766000.0	Entered Value captured from the Appraisal pg 21.
300553993	Total Debt To Income Ratio	39.98	36.79	Approval DTI: 36.79% per 1008 / Review DTI: 36.79%, no variance.
300553993	Appraised Value	843000.0	845000.0	Tape Value reflects cost to construct. Entered Value captured from the origination appraisal report.
300553990	Original Note Balance	1104000.0	1103000.0	Entered Value captured from Note
300553990	Total Debt To Income Ratio	19.99	25.88	Approval DTI: 25.44% per 1008 / Review DTI: 25.88%, variance is non-material.
300309708	Property Type	Single Family - Attached	Single Family - Detached	Entered Value captured from the Appraisal (pg 12)
300309708	Original Note Balance	519500.0	514500.0	Entered Value captured from Note (pg 527)
300309708	Original Loan to Value	0.7639	0.6596	Entered Value was calculated using the loan amount and the appraisal value (pg 12).
300309708	Original Combined Loan to Value	0.7639	0.6596	Entered Value was calculated using the loan amount and the appraisal value (pg 12).
300309708	Representative Credit Score	793.0	780.0	Entered Value is the borrowers middle credit score. Tape Value is the borrowers highest score.
300309708	Appraised Value	680000.0	780000.0	Entered Value captured from the Appraisal (pg 12)
300228988	Property Type	Single Family - Detached	PUD - Detached	11/16/2016- Received corrected Appraisal Report with signature date 11/10/2016 lists "PUD" property type and the $42/mo HOA assessment.
300228988	Total Debt To Income Ratio	19.02	37.91
Corrected 1008 approved DTI of 38.224% / Review Calculated DTI 37.91%, variance is within 2% tolerance. Difference due to liabilities and income calc (CRED 0004 Stip 12/1). Source of tape value of 19.02$ is unknown. Original 1008 reflected 34.025%.

300228988	Representative Credit Score	782.0	727.0	Qualifying credit scores of 782 and 727 confirmed per credit report (pg 908, 922).
300432196	Representative Credit Score	800.0	786.0	Entered Value is B1s middle credit score, which is the lower of the two borrower middle credit scores. Tape Value source is unknown.
300434434	Appraised Value	750000.0	800000.0	Sales price is $750K and matches the tape value. Appraised value is $800K per Appraisal.
300455491	Total Debt To Income Ratio	35.35	41.33	Approval DTI: 42.409% per 1008 (pg 211) / Review DTI: 43.85% exceeds 43%. Variance due to RE Income Calc
300455491	Appraised Value	550200.0	550500.0	Entered Value captured from the Appraisal / Tape Value is the purchase price.
300441797	Original Combined Loan to Value	0.6913	0.8000	Entered Value captured per 1008 (pg 140). Exception set for missing second lien Note.
300553210	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per appraisal (pg 10).